Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net income	$ 22,251	$ 22,296	$ 6,901
Adjustments to the profit or loss items:
Depreciation and amortization	4,519	3,703	3,523
Financial expense (income), net	(197)	(1,082)	274
Cost of share-based payment	1,163	948	483
Taxes on income	730	(1,955)	269
Loss (gain) from sale of property and equipment	(2)	55	(52)
Change in employee benefit liabilities, net	94	(16)	166
Adjustments to the profit or loss items	6,307	1,653	4,663
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	5,117	2,311	(9,967)
Decrease (increase) in other accounts receivables	(214)	(1,336)	328
Decrease (increase) in inventories	(13,857)	(8,246)	4,524
Decrease in deferred expenses	399	235	594
Increase (decrease) in trade payables	6,259	(1,116)	(838)
Increase (decrease) in other accounts payables	863	(658)	71
Decrease in deferred revenues	(283)	(5,256)	(2,930)
Total Changes in asset and liability	(1,716)	(14,066)	(8,218)
Cash paid during the year for:
Interest paid	(243)	(54)	(21)
Interest received	1,106	739	399
Taxes paid	(134)	(22)	(116)
Cash received (paid) during the year	729	663	262
Net cash provided by operating activities	27,571	10,546	3,608
Cash Flows from Investing Activities
Investment in short term investments, net	1,727	(2,322)	(11,501)
Purchase of property and equipment and intangible assets	(2,300)	(2,884)	(4,167)
Proceeds from sale of property and equipment	9	30	60
Net cash used in investing activities	(564)	(5,176)	(15,608)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	16	9	3
Receipt of long-term loans			279
Repayment of lease liabilities	(1,070)	(136)	(111)
Repayment of long-term loans	(476)	(460)	(419)
Proceeds from issuance of ordinary shares, net			15,568
Net cash provided by (used in) financing activities	(1,530)	(587)	15,320
Exchange differences on balances of cash and cash equivalent	(908)	629	(607)
Increase in cash and cash equivalents	24,569	5,412	2,713
Cash and cash equivalents at the beginning of the year	18,093	12,681	9,968
Cash and cash equivalents at the end of the year	42,662	18,093	12,681
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	5,035		282
Purchase of property and equipment	$ 992	$ 720	$ 1,681